4. ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Disclosure of voluntary change in accounting policy [abstract]
ACCOUNTING POLICIES

NOTE 4: ACCOUNTING POLICIES

The main accounting policies used in the preparation of these consolidated Consolidated Financial Statements are explained below.

The Company has modified its policy for the classification of commercial interest in the statement of comprehensive income as it understands that the items corresponding to late payment surcharges in the cancellation of sales receivables provide relevant information on the business operations and operating flows rather than represent the Company’s financial performance and, therefore, as from this fiscal year, they are disclosed under Other operating income. Management considers that this presentation better reflects the impacts of the operating cycle, allowing for a unified presentation together with other expenses already disclosed under operating expenses (including the impairment of receivables), mainly considering the context detailed in Note 1.2, which furthered the delay in payment terms to generators and hydrocarbon producers.

4.1	New accounting standards, amendments and interpretations issued by the IASB effective as of December 31, 2020 and adopted by the Company

The Company has applied the following standards and / or amendments for the first time as of January 1, 2020:

-	Conceptual Framework (issued in March 2018).
-	IFRS 3 “Business Combinations” (amended in October 2018).
-	IAS 1 “Presentation of Financial Statements” and NIC 8 “Accounting Policies, Changes in Accounting Estimates and errors” (amended in October 2018).
-	IFRS 9 “Financial Instruments”, NIC 39 “Financial Instruments: Presentation” and IFRS 7 “Financial Instruments: Disclosures” (amended in September 2019).
-	IFRS 16 “Leases” (amended in May 2020)

The application of the detailed standards and amendments did not have any impact on the results of the operations or the financial position of the Company.

4.2	New standards, amendments and interpretations issued by the IASB not yet effective and which have not been early adopted by the Company
-	IFRS 17 -“Insurance Contracts”: issued in May 2017 and modified in June 2020. It supersedes IFRS 4, introduced in 2004 as an interim standard, which gave companies dispensation to carry on accounting for insurance contracts using national accounting standards, thus resulting in several application approaches. IFRS 17 sets the principles for the recognition, measurement, presentation and disclosure of information associated with insurance contracts and is applicable as from January 1, 2023, allowing for its early adoption for entities already applying IFRS 9 and IFRS 15. The Company estimates that its application will not have a significant impact on the Company’s operating results or financial position.

-	IAS 1 - “Presentation of financial statements”: amended in January and July 2020. It incorporates amendments to the classification of liabilities as current or non-current. Amendments are applicable to fiscal years starting on or after January 1, 2023, allowing for early adoption. Its application will not have a significant impact on the Company’s operating results or financial position.
-	IFRS 3 – “Business Combinations”: amended in October 2020. It incorporates references to the definitions of assets and liabilities of the new Conceptual Framework and clarifications associated with contingent assets and liabilities incurred separately from those taken on in a business combination. It applies to business combinations as from January 1, 2022, and allows for its early adoption.
-	Annual Improvements to IFRS Standards – 2018-2020 Cycle: amendments were issued in May 2020 and are applicable to annual periods starting as from January 1, 2022. The Company estimates that their application will not have a significant impact on the Company’s operating results or financial position.
-	IAS 16 – “Property, Plant and Equipment”: amended in May 2020. It incorporates modifications on the recognition of inventories, sales and costs of items produced while bringing an item of property, plant and equipment to the location and the conditions necessary for it to be capable of operating in the manner intended. Amendments are applicable to fiscal years starting on or after January 1, 2022, allowing for early adoption. The Company is currently analyzing the impact of the application of these modifications in its operating results or financial position.
-	IAS 37 – “Provisions, Contingent Liabilities and Contingent Assets”: amended in May 2020. It clarifies the scope of the concept of fulfillment cost of an onerous contract. Amendments are applicable to fiscal years starting on or after January 1, 2022, allowing for early adoption. The Company estimates that its application will not have a significant impact on the Company’s operating results or financial position.
-	Amendments to IFRS 9 – “Financial Instruments”, IAS 39 – “Financial instruments: Presentation” and IFRS 7 – “Financial Instruments: Disclosures”, IFRS 4 – “Insurance Contracts” and IFRS 16 – “Leases”: amended in August 2020. It incorporates guidelines for the measurement of financial assets and liabilities at amortized cost affected by the reform in the reference interest rate. Amendments are applicable to fiscal years starting on or after January 1, 2021. The Company is currently analyzing the impact of the application of these modifications in its operating results or financial position.
4.3	Effects of changes in foreign exchange rates

4.3.1 Functional and presentation currency

The information included in these Consolidated Financial Statements is recorded in U.S. Dollars, which is the Company’s functional currency, that is, the currency of the primary economic environment where the entity operates.

4.3.2 Foreign-currency transactions and balances

Foreign currency transactions are translated into the functional currency at the exchange rates prevailing on each transaction date or valuation date, when items are remeasured. Foreign exchange gains and losses arising on the settlement of monetary items and on translating monetary items at the closing of the fiscal year using year-end exchange rate are recognized within the financial results in the statement of comprehensive income, with the exception of capitalized amounts.

4.3.3 Group companies’ translation into functional currency

The results and financial position of subsidiaries, joint ventures and associates whose functional currency is the Argentine Peso, a currency of a hyperinflationary economy, are translated into the Company’s functional currency using the year-end exchange rate. The results generated by the application of IAS 29 adjustment mechanism for hyperinflationary economies, on the opening equity measured in functional currency are recognized under “Other comprehensive income”.

4.3.4 Classification of Other comprehensive income within the Company’s equity

The Company classifies and directly accumulates within equity, in the retained earnings line, the results generated by the application of the IAS 29 adjustment mechanism on the opening retained earnings, while the remaining results are presented in a separate component of equity and accumulated until the disposal of the foreign operation in “Other comprehensive income”, in accordance with IAS 21.

4.4	Principles of consolidation and equity accounting

4.4.1 Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. The Group cease consolidation of entities from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group (see Note 4.4.5 below).

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed when necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Financial Position respectively.

4.4.2 Associates

Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see Note 4.4.4 below), after initially being recognized at cost.

4.4.3 Joint arrangements

Investments in joint arrangements are classified as either joint operations or joint ventures, according IFRS 11 “Joint Arrangements”. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The Company has both joint operations and joint ventures.

4.4.3.1 Joint operations

The Company recognizes its direct right to the assets, liabilities, incomes and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, incomes and expenses. These have been incorporated in the Consolidated Financial Statements under the appropriate headings.

4.4.3.2 Joint ventures

Interests in joint ventures are accounted for using the equity method (see Note 4.4.4 below), after initially being recognized at cost.

4.4.4 Equity Method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, together with any long-term interests that, in substance, form part of the net investment, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity accounted investments is tested for impairment in accordance with the policy described below in Note 4.9.

4.4.5 Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisitions comprises:

(i)	the fair value of the transferred assets,
(ii)	the liabilities incurred to the former owners of the acquired business,
(iii)	the equity interests issued by the group,
(iv)	the fair value of any asset or liability resulting from a contingent consideration arrangement, and
(v)	the fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The group recognises any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred. The value of the goodwill represents the excess of: i) the consideration transferred, ii) the amount of any non-controlling interest in the acquired entity, and iii) the acquisition-date fair value of any previous equity interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill. If the fair value of the net identifiable assets of the business acquired exceeds those amounts, the gain on bargain purchase is recognised directly in profit or loss.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognised in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognised in profit or loss.

The Group has up to 12 months to finalize the accounting for a business combination. Where the accounting for a business combination is not complete by the end of the year in which the business combination occurred, the Group reports provisional amounts.

4.4.6 Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in “Other reserves” within equity attributable to owners of the Company.

When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

4.5	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Executive committee.

The Executive Committee, is the highest decision-making authority, is the person responsible for allocating resources and setting the performance of the entity’s operating segments, and has been identified as the person/ body executing the Company’s strategic decisions.

In segmentation the Company considers transactions with third parties and intercompany operations, which are done on internal transfer pricing based on market prices for each product.

4.6	Property, plant and equipment

Property, Plant and Equipment is measured following the cost model. It is recognized at acquisition cost less depreciation a less any accumulated impairment.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The cost of work in progress whose construction will extend over time includes, if applicable, the computation of financial costs accrued on loans granted by third parties and other pre-production costs, net of any income obtained from the sale of commercially valuable production during the launching period.

Works in progress are valued according to their degree of progress. Works in progress are recorded at cost less any loss due to impairment, if applicable.

Assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset´s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount, stated in terms of the measuring unit current at the disposal date.

4.6.1	Depreciation methods and useful lives

The group depreciates productive wells, machinery and camps in the oil and gas production areas according to the units of production method, by applying the ratio of oil and gas produced to estimated proved developed oil and gas reserves. The acquisition cost of property with proved reserves is depreciated by applying the ratio of oil and gas produced to estimated proved oil and gas reserves. Acquisition costs related to properties with unproved reserves is valued at cost with recoverability periodically assessed on the basis of geological and engineering estimates of possible and probable reserves that are expected to be proved over the life of each concession.

Machinery and generation equipment (including any significant identifiable component) are depreciated under the unit of production method.

The group´s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings: 50 years

Vehicles: 5 years

Furniture, fittings and communication equipment: 5- 20 years

Computer equipment and software: 3 years

Tools: 10 years

Gas Plant and Pipeline: 20 years

If appropriate, the depreciation method is reviewed and adjusted at the end of each year.

4.6.2 Asset retirement obligations

Estimated future costs of asset retirement obligations on well abandonment in oil and gas areas and wind turbines decommissioning in wind farms, discounted at a risk adjusted rate, are capitalized in the cost of the assets and depreciated using the units of production method. Additionally, a liability at the estimated value of the discounted amounts payable is recognized. Changes in the measurement of asset retirement obligations that result from changes in the estimated timing, amount of the outflow of resources required to settle the obligation, or the discount rate, are added to, or deducted from, the cost of the related asset. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognized immediately in profit or loss.

4.7	Intangible assets
4.7.1	Goodwill

Goodwill is the result of the acquisition of subsidiaries. Goodwill represents the excess of the acquisition cost over the fair value of the equity interest in the acquired entity held by the company on the net identifiable assets acquired at the date of acquisition.

For impairment testing, goodwill acquired in a business combination is allocated from the acquisition date to each of the acquirer’s CGU or group of CGUs that are expected to benefit from the synergies of the combination. Each unit or group of units that goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.

4.7.2	Concession arrangements

Concession arrangements corresponding to Edenor and hydroelectric generation plants Diamante and Nihuiles are not under the scope of the guidelines of IFRIC 12 “Service Concession Arrangements”.

These concession agreements meet the criteria set forth by the IFRSs for capitalization less depreciation a less any accumulated impairment. They are amortized following the straight-line method based on each asset’s useful life, which corresponds to the life of each concession agreement.

4.7.3	Identified intangible assets in acquired investments

Corresponds to intangible assets identified at the moment of the acquisition of companies. Identified assets meet the criteria established in IFRS for capitalization less depreciation a less any accumulated impairment. They are amortized by the straight-line method according to the useful life of each asset, considering the estimated way in which the benefits produced by the asset will be consumed.

4.8	Assets for oil and gas exploration

The Company uses the successful efforts method of accounting for its oil and gas exploration and production activities. This method involves the capitalization of: (i) the cost of acquiring properties in oil and gas exploration and production areas; (ii) the cost of drilling and equipping exploratory wells that result in the discovery of commercially recoverable reserves; (iii) the cost of drilling and equipping development wells, and (iv) the estimated asset retirement obligations (see Note 4.6.2).

According to the successful efforts method of accounting, exploration costs (including geological and geophysical costs), excluding exploratory well costs, are expensed during the period in which they are incurred. Drilling costs of exploratory wells are capitalized until it is determined that proved reserves exists and they justify the commercial development. If reserves are not found, such drilling costs are expensed. Occasionally, an exploratory well may determine the existence of oil and gas reserves but they cannot be classified as proved when drilling is complete. In those cases, such costs continue to be capitalized insofar as the well has allowed determining the existence of sufficient reserves to warrant its completion as a production well and the Company is making sufficient progress in evaluating the economic and operating feasibility of the project.

4.9	Impairment of non-financial long-lived assets

Intangible assets that have an indefinite useful life and goodwill are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

The remaining non-financial long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows which are largely independent of the cash inflows from other assets or groups of assets (CGU).

Non-financial long-lived assets, other than goodwill, that have been impaired are reviewed for possible reversal of the impairment at the end of each reporting period.

4.10	Financial assets

4.10.1	Classification

The Group classifies its financial assets in the following categories:

(i)	those that are subsequently measured at fair value (either through other comprehensive income or through profit or loss), and
(ii)	those that are subsequently measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual cash flow characteristics.

Gains and losses from financial assets measured at fair value, will be recorded in the Statement of Comprehensive Income or in Statement of Other Comprehensive Income.

Investments in equity instruments are measured at fair value. For those investments that are not held for trading, the Company may make an irrevocable election at initial recognition to present subsequent changes in other comprehensive income. The Company's election was to recognize changes in fair value through profit and loss.

The company reclassifies financial assets when and only when it changes its business model for managing those financial assets.

4.10.2	Recognition

The conventional purchases and sales of financial assets are accounted for at trade date, that is, the date on which the Company undertakes to purchase or sell the asset, or at settlement date. Financial assets are derecognized when contractual rights to the cash flows from the financial assets have expired or been transferred, and the Company has substantially transferred all risks and rewards of ownership of the asset.

4.10.3	Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset.

A gain or loss on a debt investment that is subsequently measured at fair value and is not part of a hedging relationship is recognised in profit or loss and disclosed in “Changes in the fair value of financial instruments” within “Other financial Results. A gain or loss on a debt investment that is subsequently measured at amortised cost and is not part of a hedging relationship is recognized in profit or loss when the financial asset is derecognised or impaired and through the amortization process using the effective interest rate method.

The Group subsequently measures equity investments at fair value. Dividends from such investments continue to be recognized in profit or loss as long as they represent a return on investment.

4.10.4	Impairment of financial assets

The Company assesses the expected credit losses related to its financial instruments at amortized cost and financial instruments at fair value through other comprehensive income, if applicable.

The Company applies the simplified approach allowed by IFRS 9 to measure expected credit losses for trade receivables and other receivables with similar risk characteristics. For this purpose, receivables are grouped by business segment and based on shared credit risk characteristics and expected credit losses are determined based on rates calculated for different ranges of default days from the due date.

The expected loss rates are based on the sales collection profiles over a period of 24 months before the end of each year, considering historical credit losses experienced within this period that are adjusted, if applicable, to reflect forward-looking information that could affect the ability of customers to settle the receivables.

4.10.5	Offsetting of financial instruments

Financial assets and liabilities are offset, and the net amount reported in the consolidated statements of financial position, when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

4.11	Trade and other receivables

Trade receivables and other receivables are recognized at fair value and subsequently measured at amortized cost, using the effective interest method, less provision for impairment, if applicable.

The Company recognises provisions for impairment on trade and other receivables based on expected credit loss model described in Note 4.10.4. Trade receivables are written off when there is no reasonable expectation of recovery. The Company considers the following default indicators: i) voluntary reorganization proceedings, bankruptcy or initiation of judicial demands; ii) insolvency implying a high impossibility of collection and iii) past due balances greater than 90 days.

Where applicable, allowances for doubtful tax credits have been recognized based on estimates on their uncollectibility within their statutory limitation period, taking into consideration the Company’s current business plans.

4.12	Derivative financial instruments and hedging account

Derivative financial instruments are measured at fair value, determined as the amount of cash to be collected or paid to settle the instrument as of the measurement date, net of any prepayment collected or paid. Fair value of derivative financial instruments traded in active markets is disclosed based on their quoted market prices and fair value of instruments that are not traded in active markets is determined using different valuation techniques. Subsequent accounting of changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company may designate derivative financial instruments in the following categories:

(i)	fair value hedge of recognized assets or liabilities or over firm commitment (fair value hedge);

(ii)	cash flow hedges of a particular risk associated with recognized assets and liabilities and highly probable future transactions (cash flow hedges), or

(iii)	net investment hedge in foreign operation (net investment hedges).

At the beginning of the hedge relationship, the Group documents the economic relationship between the hedging instruments and the hedged items, even if it is expected that changes in the cash flows of the hedging instruments offset changes in the cash flows of the hedged items. The Group documents its objective and risk management strategy to carry out its hedging operations.

Changes in the measurement of derivative financial instruments designated as cash flow hedge, which have been determined as effective, are recognized in equity. The gain or loss related to the ineffective portion is recognized immediately in profit or loss. Changes in the measurement of derivative instruments that do not qualify for hedge accounting are recognized in profit or loss.

The Company has not formally designated financial instruments as hedging instruments.

4.13	Inventories

This line item includes crude oil stock, raw materials, work in progress and finished products relating to Petrochemicals and Oil and Gas business segments as well as materials and spare parts relating to the Generation business segment.

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average price method. The cost of inventories includes expenditure incurred in purchases and production and other necessary costs to bring them to their existing location and condition. In case of manufactured products and production in process, the cost includes a portion of indirect production costs, excluding any idle capacity (slack).

The net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs to make the sale.

The assessment of the recoverable value of these assets is made at each reporting date, and the resulting loss is recognized in the statement of income when the inventories are overstated.

The Company has classified materials and spare parts into current and non-current, depending on the timing in which they are expected to be used for replacement or improvement on existing assets. The portion of materials and spare parts for maintenance or improvements on existing assets, is exposed under the heading “Property, plant and equipment”.

4.14	Non-current assets (or disposal group) held for sale and discontinued operations

Non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights from insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognised for any initial or subsequent write-down of the asset until fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. The gain or loss not previously recognised by the date of the sale of the non-current asset is recognised at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they be classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified group of assets classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet. These assets and liabilities are not offset.

If it is a discontinued operation, that is, an item which has been disposed of or classified as held for sale; and (i) it represents a significant business line or geographic area which may be considered separate from the rest; (ii) it is part of a single coordinated plan to dispose of a significant business line or operating geographic area which may be deemed separate from the rest; or (iii) it is a subsidiary entity acquired solely for the purpose of reselling it; a single amount is disclosed in the statement of comprehensive income, which shows results of discontinued operations, net of tax, including the result for the valuation at fair value less cost of sales or asset disposal costs, if applicable.

4.15	Cash and cash equivalents

For the purpose of presentation in the Consolidated Statement of Cash Flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. If any, bank overdrafts are shown within borrowings in current liabilities in the Consolidated Statement of Financial Position and there are not disclosed under Cash and cash equivalents in the Consolidated Statement of Cash Flows since they are not part of the Company’s cash management.

4.16	Shareholder´s equity

Equity’s movements have been accounted for in accordance with the pertinent decisions of shareholders' meetings and legal or regulatory standards.

All equity accounts have been restated in terms of the measuring unit current as of December 31, 2018, with the exception of Share capital and Treasury shares, which represent the subscribed and paid in, and the outstanding treasury capital, respectively. The adjustment resulting from its restatement as of December 31, 2018 is disclosed in the Comprehensive share capital adjustment and Comprehensive treasury shares adjustment lines, respectively.

As from the change in functional currency, on January 1, 2019 the Company discontinued the preparation and presentation of financial statements under IAS 29, and has considered equity figures expressed in terms of the measuring unit current as of December 31, 2018 as the basis for subsequent financial statements’ amounts.

4.16.1	Share capital

Share capital represents the capital issued, composed of the contributions that were committed and/or made by the shareholders and represented by shares that comprise outstanding shares at nominal value.

4.16.2	Share premium

It includes:

(i)	The portion of the collected price exceeding the face value of the shares issued by the Company, net of absorbed accumulated losses.
(ii)	The difference between the fair value of the consideration paid/collected and the accounting value of the equity interest in the subsidiary acquired/sold/diluted which does not represent a loss of control or significant influence.
(iii)	The difference between the proportional equity value registered before the merger of subsidiary and the value resulting from applying to the subsidiary’s merged equity interest, the new ownership share resulting from the exchange relationship.
4.16.3	Legal reserve

In accordance with the Argentine Commercial Companies General Law, 5% of the profit arising from the statement of income for the year, prior years' adjustments, the translation differences which are directly accumulated in Retained earnings (see Note 4.3.4), the amounts transferred from other comprehensive income and prior years' accumulated losses, must be appropriated to a legal reserve until such reserve equals 20% of the Company’s share capital, the related adjustment of share capital. When for any reason, the amount of this reserve will be shorter, dividends may not be distributed, until such amount is reached.

4.16.4	Voluntary reserve

This reserve results from an allocation made by the Shareholders’ Meeting, whereby a specific amount is set aside to cover for the funding needs of projects and situations associated with Company policies.

4.16.5	Other reserves

It includes the result of operations with non-controlling interest that do not result in a loss of control and reserves for stock compensation plans.

4.16.6	Retained earnings (Accumulated losses)

Retained earnings comprise accumulated profits or losses without a specific appropriation; positive earnings can be distributable by the decision of the Shareholders' meeting, as long as they are not subject to legal restrictions. These earnings comprise prior years' earnings that were not distributed, translation differences which are directly accumulated in retained earnings pursuant to the policy described in Note 4.3.4, the amounts transferred from other comprehensive income and prior years' adjustments, according to IFRS.

General Resolution No. 593/11 issued by the CNV provided that Shareholders in the Meetings at which they should decide upon the approval of financial statements in which the Retained earnings account has a positive balance, should adopt an express resolution as to the allocation of such balance, whether to dividend distribution, capitalization, setting up of reserves or a combination of these. The Company’s Shareholders have complied with these requirements.

4.16.7	Other comprehensive income

It includes gains and losses from the remeasurement process of foreign operations and the translation differences which are not classified and directly accumulated in retained earnings pursuant to the policy described in Note 4.3.4 and actuarial gains and losses for defined benefit plans and the related tax effect.

4.16.8	Dividends distribution

Dividend distribution to Company shareholders is recognized as a liability in the Consolidated Financial Statements in the year in which the dividends are approved by the Shareholders' Meeting. The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements.

4.17	Compensation plans

The following guidelines under IFRS 2 have been taken into consideration for the registration of stock-based compensations:

4.17.1	Compensations payable in cash:
(i)	Compensation Agreements – Senior Management: fixed compensation and annual, variable and contingent long-term compensation established based on the Company’s annual market value appreciation, with a payment cap over the Company’s adjusted operating income, approved by the Company’s Board of Directors on June 2, 2017 with the purpose of efficiently aligning the senior management’s interests with those of the Company and its shareholders. With the purpose of avoiding duplication, any analogous compensation paid to senior managers by any of the Company’s subsidiaries will be deducted from the compensation amount in proportion to the Company’s interests in such subsidiaries.

The reasonable value of the received services is measured through a share appreciation estimate using the Black-Scholes-Merton financial valuation model. The fair value of the amount payable is accrued and acknowledged as an expense, with the corresponding increase in liabilities. Liabilities are revalued on each balance sheet date. Any change in the fair value of liabilities is disclosed under profit or loss.

(ii)	Annual Variable Compensation granted to certain officers for the performance of technical and administrative duties amounting to 7% and 4% of the EBDA accrued until November 2020 and from December 2020, respectively (EBITDA less paid income tax, less total net financial costs, less interest on its own capital, considering an annual 10% dollar-denominated rate) of PEPASA´s continuing business in Pampa. The Company recognizes a provision (liability) and an expense for this EBDA Compensation based on the previously mentioned formula.
4.17.2	Compensations payable in shares

Stock Compensation Plan – Officers and other key staff: a certain number of Company shares receivable within the term stipulated in the program to encourage the alignment of the employees’ performance with the Company’s strategy and to generate a clear and direct link between the creation of value for shareholders and the employees’ compensation; it was approved by the Board of Directors and the Shareholders’ Meeting on February 8 and April 7, 2017, respectively. Furthermore, the Company’s Board of Directors approved the market acquisition of own shares as a means of implementing the Plan (see Note 13.1.1).

The number of shares is calculated as from a percentage over the total annual remuneration, plus the bonus assigned to each covered employee, divided by the weighted average price, in pesos, of the Company’s share and ADR for the same period; with one-third vesting each year, which will be awarded together with the payroll for April of the year following the vesting date, with the requirement that the employment relationship continues at least until each vesting date. The fair value of the received services is measured at the fair value of the shares at the time of granting and is disclosed during the vesting period, together with the corresponding increase in equity.

4.18	Trade payables and other payables

Trade payables and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

4.19	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings, using the effective interest method.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

4.19.1	Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Other borrowing costs are expensed in the period in which they are incurred.

4.20	Employee benefits
4.20.1	Short-term obligations

Payroll liabilities, including non-monetary benefits and accumulated sick leave expected to be settled in full within 12 months after the end of the reporting period in which the employees provide the associated service are recognized for the amount expected to be paid when the liabilities are settled. The liabilities are disclosed as Salaries and social security payable in the consolidated statement of financial position.

4.20.2	Defined benefit plans

Labor costs liabilities are accrued in the periods in which the employees provide the services that trigger the consideration.

Additionally, the Company operates several defined benefit plans. Defined benefit plans define an amount of pension benefit that an employee will receive on retirement, depending on one or more factors, such as age, years of service and compensation. In accordance with conditions established in each plan, the benefit may consist in a single payment, or in making complementary payments to those made by the pension system.

The defined benefit liability recognized in the financial statement balance sheet, at the end of the reporting period, is the present value of the defined benefit obligation net of the fair value of the plan assets, when applicable. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.

Actuarial gains and losses from experience adjustments and changes in actuarial assumptions, are recognized in other comprehensive income (loss) in the period in which they arise and past service costs are recognized immediately in the statement of income (loss).

4.21	Provisions, contingent liabilities and contingent assets

Provisions are recognized when the group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle that obligation, and the amount can be reliably estimated. Provisions are not recognised for future operating losses.

Provisions are measured at the present value of the expenditures expected to be required to settle the present obligation, taking into account the best available information as of the date of the Consolidated Financial Statements based on assumptions and methods considered appropriate and taking into account the opinion of Company’s legal advisors. As additional information becomes available to the Company, estimates are revised and adjusted periodically. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as other financial results.

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the entity; or present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.

Contingent liabilities are not recognised. The Company discloses in notes to the Consolidated Financial Statements a brief description of the nature of material contingent liabilities.

Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the entity.

Contingent assets are no recognised. The Company discloses in notes to the Consolidated Financial Statements a brief description of the nature of material contingent assets, where the related inflows of economic benefits are estimated to be probable.

4.22	Revenue from contracts with customers
4.22.1	Generation segment:

4.22.1.1 Revenues from sales to the spot market (SE Resolution N°31/20)

The Company recognizes revenues from i) power availability on a monthly basis as the different power plants are available to generate; ii) power generated in those hours of maximum technical requirement of the month; and iii) energy generated and operated when the delivery of energy is effective, based on the price applicable depending on the technology of each plant and, in the case of thermal power plants, the application of the coefficient derived from the average usage factor over the last 12 months on the power capacity remuneration specified in the Resolution. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 45 days, which is consistent with market practice.

4.22.1.2 Revenues from supply agreements with CAMMESA (SE Resolution No. 220/07, SEE Resolution No. 21/16, SEE Resolution No. 287/17 and Renovar Programs)

The Company recognizes revenues from supply contracts with CAMMESA for i) power availability, when applicable, on a monthly basis, as the different power plants are available to generate and ii) energy generated when the delivery of energy is effective, based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 45 days, which is consistent with market practice.

4.22.1.3 Revenues from sales contracts with large users within the MAT

The Company recognizes revenues from energy plus sales and renewable energy when the delivery of energy is effective based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 30 days, which is consistent with market practice.

4.22.2	Oil and gas segment

The Company recognizes revenues from the sale of oil and gas, to third parties and intersegment, when control of the product is transferred, that is, at the output of each area, when the oil and gas is delivered to the carrier and to the extent there is no unfulfilled obligation that could affect the acceptance of the product by the client. In all cases the transport of the gas is in charge of the client. Revenues from these sales are recognized based on the price by product specified in each contract or agreement to the extent that it is highly probable that a significant reversal will not occur.

Revenues are not adjusted for the effect of financing components as sales are made with an average credit term not exceeding 45 days, which is consistent with market practice.

4.22.3 Petrochemical segment

The Company recognizes revenues from the sale of petrochemical products, whether in local or foreign market, when the control of the product is transferred, that is, when the products are delivered to the client and there is no unfulfilled obligation that could affect the acceptance of the product by the client. The delivery, as established in each contract, is occurs:

(a) when the products are dispatched and transported by and in charge of the client, or,

(b) when the products have been dispatched by the Company to a specific location, the obsolescence risks and loss have been transferred to the client, and the client has accepted the products according to the sale contract, the acceptance provisions have expired, or when the Company has objective evidence that all acceptance criteria have been met.

Revenues from these sales are recognized based on the price specified in each contract, to the extent that it is highly probable that a significant reversal will not occur. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term not exceeding 24 days, which is consistent with market practice.

4.22.4 Holding and others segment

The Company recognizes revenues from contracts with customers in relation to advisory services to related companies as services are rendered based on the price established in each agreement. Revenues are not adjusted for the effect of financing components, as sales are made with an average credit term of 30 days, which is consistent with market practice.

4.23	Other Income
4.23.1	Government grants

Grants from the government are recognised at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions. The group did not benefit directly from any other forms of government assistance.

The Company recognizes revenues from natural gas production promotion or stimulus programs upon the actual delivery of gas and in accordance with the price established in the applicable regulation, only inasmuch as it is highly probable that there will be no significant reversal and the consideration is likely to be received, that is, to the extent that the procedure defined by the Government is formally complied with.

The recognition of revenues associated with the Argentine Natural Gas Production Promotion Plan (see Note 2.4.3.1.2) falls within the scope of IAS 20 as it involves a compensation as a result of the maintenance or increase in the committed production volume.

Revenues from natural gas production or stimulus programs are disclosed under Other operating income in the consolidated statement of comprehensive income. Furthermore, the fiscal costs of the above-mentioned programs are disclosed under Other operating expenses in the consolidated statement of comprehensive income.

4.23.2	Interest income

Interest income from financial assets at fair value through profit or loss is included into the result of changes in the fair value of those assets. Interest income from financial assets at amortized cost and financial assets at fair value through other comprehensive income are recognised in the statement of income.

Interest income is calculated by using the effective interest rate to the gross carrying amount of a financial asset (without considering impairment provision), except for impaired financial assets, that is calculated by applying the effective interest rate to carrying amount net of impairment provision.

Commercial interest corresponding to late payment surcharges in the cancellation of sales receivables is disclosed under Other operating income as it provides relevant information on the business’ operations and operating flows.

4.23.3	Dividends

Dividends are received from financial assets measured at fair value through profit or loss or through other comprehensive income. Dividends are recognized as revenue when the right to receive payment has been established. This applies even if they are paid out of pre-acquisition profits.

4.24	Income tax

The tax expenses for the year include current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they come from the initial recognition of goodwill; or if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available and can be used against temporary differences.

Deferred income tax is provided on temporary differences from investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred assets or liabilities are recognized on account of gains or losses from fiscal tax inflation which, pursuant to Law No. 27,541, are deferred and accounted for in subsequent fiscal periods (see Note 2.6.1.5).

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax assets and liabilities have not been discounted, and are stated at their nominal value.

Income tax rates prevailing at year-end in Argentina (see Note 2.6.1), Venezuela, Ecuador, Bolivia and Uruguay are 30%, 50%, 25%, 25% and 25%, respectively. Additionally, a 3% surcharge is added to Ecuador’s income tax when the company’s shareholder residing in Ecuador is an entity established in a jurisdiction considered a tax haven under Ecuadorian laws.

In Bolivia, payment of Bolivian-source income to beneficiaries outside Bolivia is levied with a 12.5% withholding income tax. Furthermore, and pursuant to the last tax reform passed in Ecuador and effective as from January 1, 2020, dividends distributed to foreign shareholders will be subject to a 10% withholding.

Deferred tax assets and liabilities are measured using the tax rates expected to apply in the period when the asset is realized or the liability is settled.

Finally, receivables have been disclosed on account of the application of the minimum presumed income tax prior to its abrogation as from January 1, 2019, which are computable as an advance payment of income tax in any of the following ten years.

The Company’s management evaluates the recoverability of the recorded receivables at the closing of each fiscal year, and allowances are created in as long as it is estimated that the computable amounts will not be recoverable within the statutory limitation period taking into consideration the Company’s current business plans.

4.25	Leases

In leases where the Company is a lessee (Note 18.1), a right-of-use asset and a lease liability are recognized on the date on which the underlying asset is available for use by the Company.

At the commencement date the lease liability is measured at the present value of the payments that are not paid at that date, including:

-	fixed payments, less any lease incentive receivable
-	variable lease payments depending on an index or rate
-	amounts that the Company expects to pay under residual value guarantee
-	exercise price of a purchase option (if the Company is reasonably certain to exercise that option), and
-	penalty payments for terminating the lease, if the lease term reflects the Company exercising that option.

Lease payments are discounted using the Company’s incremental borrowing rate, which is the rate the Company would have to pay to borrow over a similar term, security and conditions, the funds necessary to acquire an asset of a similar value to the right-of-use asset in a similar economic environment, or by using the interest rate implicit in the lease, if that rate can be readily determined.

The lease liability is disclosed in “Lease liability” under “Trade and other payables”. Each lease payment is apportioned between the principal and the financial cost. The financial cost is charged to income over the term of the lease to produce a constant periodic interest rate on the remaining liability balance for each period.

Right-of-use assets are measured at cost, which comprises:

-	the amount of the initial measurement of the lease liability
-	any lease payment made at or before the commencement date, less any lease incentive received
-	any initial direct cost, and
-	an estimate of costs to be incurred for decommissioning or restoring the underlying asset pursuant to the terms and conditions of the lease

Right-of-use assets are depreciated using the straight-line method over the asset’s useful life or, if shorter, during the lease term.

The Company recognizes lease payments associated with short-term leases (up to 12 months) and leases for which the underlying asset is of low value (IT equipment and office supplies) as an expense using the straight-line method over the lease term.

Leases in which the Company, as a lessor, has transferred all risks and rewards incidental to ownership of the underlying asset are classified as financial leases (Note 18.2). Financial leases are recognized at the commencement date at the fair value of the leased property or, if lower, the present value of the minimum lease payments to be received. The corresponding lease rights, net of financial charges, are included in “Trade and other receivables”. Each lease payment received is allocated between income receivable and financial income. Financial income is recognized as a profit or a loss over the term of the lease to produce a constant periodic interest rate on the remaining liability balance for each period. Property under financial leases is derecognized if there is reasonable certainty that the Company will transfer its ownership at the end of the lease term.